NScore Series of Variable Annuities

National Security Life and Annuity Company

National Security Variable Account N

Supplement dated October 1, 2012

to the Prospectuses dated August 8, 2012

The following supplements and amends the prospectuses dated August 8, 2012:

The following supplements “Available Funds” in the prospectus.

Available Funds

Effective October 1, 2012, the following is an additional Available Fund under your contract:

Fund	Investment Adviser (Subadviser)
Janus Aspen Series
INTECH U.S. Low Volatility Portfolio	Janus Capital Management LLC

The following supplements “Investment Restrictions for Certain Optional Riders” in the prospectus.

Investment Restrictions for Certain Optional Riders

The investment options available in each Category if you apply for the GLWB Plus, Joint GLWB Plus or GPP (2012) on or after October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio TOPS™ Protected Moderate Growth ETF Portfolio	Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Markets Navigator Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Multi-Asset Targeted Volatility Portfolio

Northern Lights Variable Trust

TOPS™ Protected Growth ETF Portfolio

For other riders which require you to comply with investment restrictions and allow you to allocate your Contract Value and purchase payments among Categories, the following is added to Investment Options, Category 2:

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio